MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments (Unaudited)

March 31, 2020

Mutual Funds (94.2%)	Shares	Value

MFS International Intrinsic Value Class I	9,960	$ 411,533
Vanguard International Growth Adm	4,370	379,501
PIMCO StocksPLUS Intl (USD Hedged) Class I	53,400	315,063
Artisan Developing World Investor Class	21,871	305,760
Vanguard Global Minimum Volatility Adm	10,913	250,893
Lazard Global Listed Infrastructure Class I	17,902	233,798
Invesco Oppenheimer Developing Markets Y	6,522	229,502
Hennessy Japan Small Cap Inv Class	18,540	227,118
Brown Capital Management International Small Co Class I	14,961	220,676
T. Rowe Price Emerging Markets Stock	6,104	218,689
Artisan International Small Mid Inv Class	18,090	218,343
AllianzGI Global Water I	15,139	209,677
MFS Global Real Estate Class R6	15,277	207,617
Cohen & Steers Real Estate Securities Class I	15,168	200,527
Fidelity International Capital Appreciation	10,204	194,082
Virtus KAR Emerging Markets Small Cap Class I	18,131	183,118
Tweedy Browne Global Value	8,102	178,331
Vanguard Materials Index Adm	3,535	173,274
Invesco Oppenheimer International Small-Mid Co Y	4,500	168,795

Total Mutual Funds (Cost $ 4,756,857)		4,526,297

Short-Term Securities (4.5%)

Fidelity Institutional Money Market (Cost $ 214,072)		214,072

Total Short-term Securities		214,072

Total Investments in Securities (Cost $ 4,970,929) (98.7%)		4,740,369

Net Other Assets and Liabilities (1.3%)		62,594

Net Assets (100%)		$ 4,802,963

At March 31, 2020, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,756,857
Unrealized appreciation	235,637
Unrealized depreciation	466,197
Net unrealized appreciation (depreciation)	(230,560)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

Valuation Inputs	MH Elite Select Portfolio of Funds
Level 1 – Quoted prices	$ 4,740,369
Level 2 – Other significant observable inputs	-
Level 3 – Significant unobservable inputs	-
Total	$ 4,740,369

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: May 6, 2020